Offerings	Apr. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	44,022,556.10526
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 836,428,566.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 115,510.78
Offering Note	Includes Class A common stock, par value $0.0001 per share ("Class A common stock"), issuable upon exercise of the underwriters' option to purchase additional Class A common stock, if any. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	Includes Class A common stock, par value $0.0001 per share ("Class A common stock"), issuable upon exercise of the underwriters' option to purchase additional Class A common stock, if any. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.